Related Party Transactions - Related Party Transactions and Balances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholder and its Affiliates [Member]
Related Party Transaction [Abstract]
Services provided by	[1]	$ 0	$ 0	$ 109,422
Equity Method Investee [Member]
Related Party Transaction [Abstract]
Services provided by	[2]	57,176	11,327	0
Services provided to	[2]	32,362	8,624	$ 0
Related Party Balances [Abstract]
Amounts due from related parties	[2]	406,235	281,485
Amounts due to related parties	[2]	$ 254,704	$ 63,419

[1]	On September 5, 2022, the director who is an executive officer of Tencent Limited (“Tencent”) resigned from the Board of Directors of the Company and Tencent granted an irrevocable voting proxy with respect to all its shares in the Company to the Board of Directors of the Company to vote on matters that are subject to the vote of shareholders of the Company. Accordingly, Tencent is no longer a related party of the Company.
[2]	In October 2023, the Company deconsolidated a subsidiary. The Company retained significant influence and the retained investment is accounted for using the equity method. Accordingly, the investee continues to be considered as a related party of the Company. Gain on deconsolidation is not material to the consolidated financial statements.